UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250

13F File Number: 028-11836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason S. Atkins
Title:    Managing Member
Phone:    904-543-7230

Signature, Place and Date of Signing:


/s/ Jason S. Atkins        Jacksonville Beach, Florida      November 14, 2006
-----------------------   ----------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:   $309,114
                                         (thousands)

List of Other Included Managers:


1.   Ergon Capital, LP

2.   Ergon Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           MARKET
                               TITLE OF                    VALUE      SHRS OR  SH  PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER           CLASS            CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION   MNGRS  SOLE  SHARED      NONE
       --------------           -----            -----     -------    -------  --- ----   ----------   -----  ----  ------      ----
         Not on list
          DEMINIMUS
AGRIUM INC                     COM             008916108   $17,884     662,600 SH         DEFINED      1      0        662,600  0
A S V INC                      COM             001963107   $   746      50,000 SH         DEFINED      1      0         50,000  0
ADTRAN INC                     COM             00738A106   $12,036     504,857 SH         DEFINED      1      0        504,857  0
ALVARION LTD                   SHS             M0861T100   $17,587   2,752,205 SH         DEFINED      1      0      2,752,205  0
ADVANCE AUTO PARTS INC         COM             00751Y106   $ 5,448     165,400 SH         DEFINED      1      0        165,400  0
BIOMET INC                     COM             090613100   $ 9,992     310,400     PUT    DEFINED      1      0        310,400  0
BLUE COAT SYSTEMS INC          COM NEW         09534T508   $12,966     719,936 SH         DEFINED      1      0        719,936  0
BRISTOW GROUP INC              COM             110394103   $37,575   1,092,300 SH         DEFINED      1      0      1,092,300  0
CHIQUITA BRANDS INTL INC       COM             170032809   $16,857   1,259,900 SH         DEFINED      1      0      1,259,900  0
DELL INC                       COM             24702R101   $   722      31,600 SH         DEFINED      1      0         31,600  0
DTS INC                        COM             23335C101   $ 2,042      96,400 SH         DEFINED      1      0         96,400  0
DYNAMEX INC                    COM             26784F103   $ 6,783     326,893 SH         DEFINED      1      0        326,893  0
EBAY INC                       COM             278642103   $   993      35,000 SH         DEFINED      1      0         35,000  0
ELECTRONIC ARTS INC            COM             285512109   $ 9,310     166,731 SH         DEFINED      1      0        166,731  0
FUEL-TECH NV                   COM             359523107   $13,516     907,756 SH         DEFINED      1      0        907,756  0
HEALTHCARE SVCS GRP INC        COM             421906108   $12,869     511,498 SH         DEFINED      1      0        511,498  0
HOLOGIC INC                    COM             436440101   $   696      16,000     PUT    DEFINED      1      0         16,000  0
LA Z BOY INC                   COM             505336107   $ 4,721     338,200     PUT    DEFINED      1      0        338,200  0
MERGE TECHNOLOGIES INC         COM             589981109   $ 4,271     620,800 SH         DEFINED      1      0        620,800  0
NETEASE COM INC                SPONSERED ADR   64110W102   $ 3,182     194,504 SH         DEFINED      1      0        194,504  0
NUTRI SYS INC NEW              COM             67069D108   $20,400     327,500 SH         DEFINED      1      0        327,500  0
OFFICE DEPOT INC               COM             676220106   $ 6,066     152,800 SH         DEFINED      1      0        152,800  0
PW EAGLE INC                   COM             69366Y108   $ 2,216      73,854 SH         DEFINED      1      0         73,854  0
RENOVIS INC                    COM             759885106   $ 6,342     460,905 SH         DEFINED      1      0        460,905  0
RINKER GROUP LTD               SPONSERED ADR   76687M101   $   443       8,600 SH         DEFINED      1      0          8,600  0
SEACOR HOLDINGS INC            COM             811904101   $ 1,485      18,000 SH         DEFINED      1      0         18,000  0
TARO PHARMACEUTICAL INDS LTD   SHS A           M8737E108   $ 3,325     250,000 SH         DEFINED      1      0        250,000  0
TENNECO INC                    COM             880349105   $ 1,841      78,700 SH         DEFINED      1      0         78,700  0
TJX COS INC NEW                COM             872540109   $ 2,240      79,900 SH         DEFINED      1      0         79,900  0
TLC VISION CORP                COM             872549100   $ 4,986     957,045 SH         DEFINED      1      0        957,045  0
TURBOCHEF TECHNOLOGIES INC     COM NEW         900006206   $39,968   2,875,365 SH         DEFINED      1      0      2,875,365  0
TURBOCHEF TECHNOLOGIES INC     COM NEW         900006206   $27,982   2,013,100     CALL   DEFINED      1      0      2,013,100  0
WALMART STORES INC             COM             931142103   $ 1,208      24,500 SH         DEFINED      1      0         24,500  0
ZALE CORP NEW                  COM             988858106   $   416      15,000 SH         DEFINED      1      0         15,000  0


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